NOTES PAYABLE - Narratives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revolving credit facility
Notes payable
Cost to maintain	$ 15	$ 18	$ 16
Revolving and demand credit facility
Notes payable
Revolving credit facility, borrowing capacity	$ 11,900	$ 12,200